Related Party Transactions - Schedule of Related Party Disclosures (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Subscription Income [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Subscription Income [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Subscription Income [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		518,795
Subscription Income [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
STB Installation charges [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
STB Installation charges [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
STB Installation charges [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		48,445	61,628
STB Installation charges [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Loan taken [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Loan taken [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		272,365	1,850,313
Loan taken [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Loan taken [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year			124,918
Loan Repayment [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Loan Repayment [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		1,543,653	912,506
Loan Repayment [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Loan Repayment [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		19,012	93,704
Commission expenses [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Commission expenses [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Commission expenses [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		1,305,186	1,047,025
Commission expenses [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Bandwidth charges [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Bandwidth charges [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Bandwidth charges [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		24,339	24,098
Bandwidth charges [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Sales/Purchase of materials [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Sales/Purchase of materials [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Sales/Purchase of materials [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		8,602	1,297
Sales/Purchase of materials [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Fiber Maintenance Expense [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Fiber Maintenance Expense [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Fiber Maintenance Expense [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		1,502
Fiber Maintenance Expense [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Consultancy Services (Revenue) [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Consultancy Services (Revenue) [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Consultancy Services (Revenue) [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		1,061,622
Consultancy Services (Revenue) [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
IT support Charges [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
IT support Charges [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
IT support Charges [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		5,908
IT support Charges [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Remuneration [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Remuneration [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		141,797	285,294
Remuneration [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Remuneration [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		38,286	36,103
Rent paid/ provided [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Rent paid/ provided [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		7,802	7,459
Rent paid/ provided [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Rent paid/ provided [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Interest on loan [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Interest on loan [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Interest on loan [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year			212
Interest on loan [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Issue of Shares [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Issue of Shares [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Issue of Shares [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Issue of Shares [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Investment in CCD of Subsidiary [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year	[1]	3,817,490	135,000
Investment in CCD of Subsidiary [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Investment in CCD of Subsidiary [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Investment in CCD of Subsidiary [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Reimbursement of expenses [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Reimbursement of expenses [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		92,246	29,266
Reimbursement of expenses [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Reimbursement of expenses [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Loans and Advances given [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Loans and Advances given [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Loans and Advances given [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		239,684	18,173
Loans and Advances given [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Loans and Advances received back [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Loans and Advances received back [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year			214,458
Loans and Advances received back [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Loans and Advances received back [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Advances for network acquisition [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Balance Outstanding with related parties
Advances for network acquisition [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Balance Outstanding with related parties
Advances for network acquisition [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year		16,661
Balance Outstanding with related parties		4,012,167	1,354,871
Advances for network acquisition [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Transactions made during the year
Balance Outstanding with related parties
Trade receivable [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Trade receivable [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Trade receivable [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties		184,381	444,082
Trade receivable [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Trade Payables [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Trade Payables [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Trade Payables [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties		2,862,917	3,202,118
Trade Payables [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Advance from Customers [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Advance from Customers [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Advance from Customers [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties		5,853
Advance from Customers [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Advances to suppliers [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Advances to suppliers [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Advances to suppliers [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties		337,025	165,216
Advances to suppliers [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Other Loans & Advances [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Other Loans & Advances [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Other Loans & Advances [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties		257,212	18,059
Other Loans & Advances [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Borrowings [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Borrowings [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties		164,124	1,458,845
Borrowings [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Borrowings [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties			31,019
Investment In Compulsory Convertible Debentures [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties	[2]	7,805,507	3,988,017
Investment In Compulsory Convertible Debentures [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Investment In Compulsory Convertible Debentures [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Investment In Compulsory Convertible Debentures [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Outstanding Options [Member] | Subsidiaries [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Outstanding Options [Member] | KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Outstanding Options [Member] | Significant influenc Entity-KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties
Outstanding Options [Member] | Relatives of KMP [Member]
Schedule of Related Party Disclosures [Line Items]
Balance Outstanding with related parties		$ 91,813	$ 94,118

[1]	Transactions in consolidated financials eliminated as inter-company transactions
[2]	The Balances have been eliminated in consolidated financials as inter-company transactions.